Property, plant and equipment (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in property, plant and equipment
Opening amount	£ 253,282,000	£ 242,661,000
Additions	17,834,000	22,497,000
Depreciation charge	(14,998,000)	(11,876,000)	£ (12,285,000)
Closing amount	256,118,000	253,282,000	242,661,000
Net book amount of property, plant and equipment pledged as security	212,148,000	214,705,000
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	409,992,000	396,333,000
Closing amount	414,641,000	409,992,000	396,333,000
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(156,710,000)	(153,672,000)
Closing amount	(158,523,000)	(156,710,000)	(153,672,000)
Property
Reconciliation of changes in property, plant and equipment
Opening amount	220,736,000	218,116,000
Additions	2,786,000	6,046,000
Depreciation charge	(3,489,000)	(3,426,000)
Closing amount	220,033,000	220,736,000	218,116,000
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	287,413,000	281,377,000
Closing amount	289,943,000	287,413,000	281,377,000
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(66,677,000)	(63,261,000)
Closing amount	(69,910,000)	(66,677,000)	(63,261,000)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount	11,612,000	5,269,000
Additions	4,784,000	8,921,000
Depreciation charge	(4,982,000)	(2,578,000)
Closing amount	11,414,000	11,612,000	5,269,000
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	46,706,000	39,562,000
Closing amount	45,809,000	46,706,000	39,562,000
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(35,094,000)	(34,293,000)
Closing amount	(34,395,000)	(35,094,000)	(34,293,000)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount	20,934,000	19,276,000
Additions	10,264,000	7,530,000
Depreciation charge	(6,527,000)	(5,872,000)
Closing amount	24,671,000	20,934,000	19,276,000
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount	75,873,000	75,394,000
Closing amount	78,889,000	75,873,000	75,394,000
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount	(54,939,000)	(56,118,000)
Closing amount	£ (54,218,000)	£ (54,939,000)	£ (56,118,000)